Note 11 - Federal Home Loan Bank Advances and Federal Reserve Borrowings	12 Months Ended
Dec. 31, 2013
Federal Home Loan Bank Advances And Federal Reserve Borrowings [Abstract]
Federal Home Loan Bank Advances And Federal Reserve Borrowings [Text Block]

NOTE 11 Federal Home Loan Bank Advances and Federal Reserve Borrowings

Fixed and variable rate Federal Home Loan Bank advances and Federal Reserve borrowings consisted of the following at December 31:

	2013		2012
(Dollars in thousands) Year of Maturity	Amount	Rate	Amount	Rate
2013	$0	0.00%	$70,000	4.77%
Lines of Credit – Federal Reserve/Federal Home Loan Bank	0	0.00	0	0.00
	$0	0.00	$70,000	4.77

As of December 31, 2013, the Bank had no outstanding advances from the FHLB and had collateral pledged to the FHLB consisting of FHLB stock, mortgage loans, and investments with unamortized principal balances of approximately $104.4 million. The Bank has the ability to draw additional borrowings of $103.5 million from the FHLB, based upon the mortgage loans and securities that are currently pledged, subject to approval from the FHLB and a requirement to purchase additional FHLB stock. The Bank also has the ability to draw additional borrowings of $59.1 million from the Federal Reserve Bank, based upon the loans that are currently pledged with them, subject to approval from the Federal Reserve Board.